Segment Information (Details) ¥ in Thousands, $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue, Major Customer [Line Items]
Net revenue	¥ 65,000	¥ 200,000	¥ 150,000	¥ 120,000	¥ 65,000	$ 92,616	¥ 644,773	¥ 651,013	¥ 280,666
Auto shows
Revenue, Major Customer [Line Items]
Net revenue						86,674	603,407	644,252	263,927
Group-purchase facilitation
Revenue, Major Customer [Line Items]
Net revenue									16,739
Special promotion events
Revenue, Major Customer [Line Items]
Net revenue						2,840	19,772
Virtual dealership, online marketing services and others
Revenue, Major Customer [Line Items]
Net revenue						$ 3,102	21,594	6,761
Auto shows segment | Auto shows
Revenue, Major Customer [Line Items]
Net revenue							603,407	644,252	263,927
Auto shows segment | Group-purchase facilitation
Revenue, Major Customer [Line Items]
Net revenue							0	0	16,739
Auto shows segment | Special promotion events
Revenue, Major Customer [Line Items]
Net revenue							19,772	0		¥ 0
Auto shows segment | Virtual dealership, online marketing services and others
Revenue, Major Customer [Line Items]
Net revenue							¥ 21,594	¥ 6,761	¥ 0